CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK (Tables)	12 Months Ended
Mar. 31, 2012
Conversions Of Preferred Stock Derivatives To Common Stock [Abstract]
Schedule of Conversions of Stock [Table Text Block]

Conversions of Preferred Derivatives during the years ended March 31, 2012 and March 31, 2011, are summarized as follows:

	Fiscal 2012	Fiscal 2011
Series B Derivatives
Number of Derivative Shares Converted	99	—
Number of Common Shares issued pursuant to conversion	660,001	—
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$72,600	—
Change in value of preferred share derivative liability recorded at time of conversion	$(39,600)	—
Par value of Common Shares issued	$660	—
Additional paid in capital recorded as a result of the conversions	$71,940	—

Series C Preferred Derivatives
Number of Derivative Shares Converted	2,752	—
Number of Common Shares issued pursuant to conversion	18,346,673	—
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$1,712,667	—
Change in value of preferred share derivative liability recorded at time of conversion	$(518,387)	—
Par value of Common Shares issued	$18,347	—
Additional paid in capital recorded as a result of the conversions	$1,694,321	—

	Fiscal 2012	Fiscal 2011
Series D Preferred Derivatives
Number of Derivative Shares Converted	4,063	4,945
Number of Common Shares issued pursuant to conversion	58,042,862	70,649,154
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$9,473,715	4,465,584
Change in value of preferred share derivative liability recorded at time of conversion	$4,946,372	1,639,618
Par value of Common Shares issued	$58,043	70,649
Additional paid in capital recorded as a result of the conversions	$9,415,672	4,394,935

Series E Preferred Derivatives
Number of Derivative Shares Converted	1,563
Number of Common Shares issued pursuant to conversion	63,443,670
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$5,905,197
Change in value of preferred share derivative liability recorded at time of conversion	$1,166,521
Par value of Common Shares issued	$63,444
Additional paid in capital recorded as a result of the conversions	$5,841,754

Total Preferred Derivatives
Number of Derivative Shares Converted	8,477	4,945
Number of Common Shares issued pursuant to conversion	140,493,206	70,649,164
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$17,164,180	$4,465,584
Change in value of preferred share derivative liability recorded at time of conversion	$5,554,906	$1,639,618
Par value of Common Shares issued	$140,493	$70,649
Additional paid in capital recorded as a result of the conversions	$17,023,687	$4,394,935